Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities	Accrued liabilities consisted of the following as of December 31, 2023 and 2022:
	2023	2022
Employee-related liabilities	$68,697	$19,758
Accrued legal expenses	46,466	18,040
Accrued interest	27,637	12,014
Accrued consulting expenses	1,833	50,582
	$144,633	$100,394